SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule Of Supplemental Financial Information Other Accounts Receivable [Table Text Block]
Other accounts receivable and prepaid expenses:

Composition:

	December 31,
	2013	2014

Government departments	$14,599	$12,934
Employees(1)	420	433
Prepaid expenses and advances to suppliers	13,920	15,829
Deferred taxes	6,755	5,164
Restricted deposits	289	484
Related Parties	22	402
Other	483	1,212

Total	$36,488	$36,458

(1)	Some of these balances are linked to the CPI, and bear interest at an annual rate of 4%.

Schedule Of Supplemental Financial Information Liabilities To Banks [Table Text Block]
Liabilities to Banks and others:

Composition:

	December 31,		December 31,
	2014		2013	2014
	Interest rate	Linkage
	%	basis

Bank credit	2.2	Unlinked	$-	378
Short-term bank loans	1.75-2.25		11,586	15,313
Current maturities of long-term loans from banks (see Note 10)			24,050	26,127

Total			$35,636	$41,818

Schedule Of Supplemental Financial Information Other Accounts Payable [Table Text Block]
Other accounts payable:

Composition:

	December 31,
	2013	2014

Government institutions	$13,068	12,830
Customer advances	2,601	187
Deferred taxes (Note 15e)	2,567	1,375
Accrued royalties to the OCS (Note 13f)	-	788
Accrued expenses and other current liabilities	4,617	9,733

Total	$22,853	$24,913

Schedule Of Supplemental Financial Information Financial Expenses [Table Text Block]
Financial expenses, net:

Composition:

	Year ended December 31,
	2012	2013	2014

Financial income	$1,043	$983	$2,888
Financial costs related to long-term debt	(6,144)	(4,629)	(6,800)
Financial costs related to short-term credit and others	(1,828)	(3,577)	(1,862)
Gain (loss) from marketable securities, net (1) (2)	257	987	908

Total	$(6,672)	$(6,236)	$(4,866)

(1)	Includes gains (losses) from trading securities still held by the Company for the years 2012, 2013 and 2014 in amounts of $ 957, $ 985 and $ 908, respectively (see Note 4).
(2)	Includes impairment of available-for-sale marketable securities for 2013 of $ 714 (see Note 4).

Schedule Of Supplemental Financial Information Other Expenses Income [Table Text Block]	Other expenses (income), net: Composition:
	Year ended December 31,
	2012	2013	2014

gain (loss) on sale of fixed assets, net	$(22)	$14	-
Other loss (income)	(152)	-	(5)

Total	$(174)	$14	(5)

Schedule Of Supplemental Financial Information Subsidiary [Table Text Block]
The Company evaluates the performances of each of its directly held subsidiaries based on operating income/loss. Headquarters and finance expenses of Formula are allocated proportionally among the subsidiaries:

	Matrix	Sapiens	Magic	Insync	Total

Revenues:
2014	586,618	-	27,299	22,785	636,702
2013	534,792	117,281	144,958	-	797,031
2012	513,181	104,110	126,380	-	743,671

Inter-segment sales:
2014	285	-	-	-	285
2013	870	-	280	-	1,150
2012	690	-	-	-	690

Operating income:
2014	30,003	-	3,350	1,682	35,035
2013	34,376	9,015	17,351		60,742
2012	31,775	7,825	15,645		55,245

	Matrix	Sapiens	Magic	Insync	Total

Identifiable assets:
2014	326,469	201,237	-	7,641	535,347
2013	350,063	-	108,067	-	458,130

Goodwill:
2014	155,974	217,257	-	-	373,231
2013	165,253	-	62,181	-	227,434

Identifiable liabilities:
2014	201,736	55,561	-	1,436	258,733
2013	226,127	-	23,762	-	249,889

Depreciation and amortization:
2014	7,400	-	1,386	(655)	8,131
2013	7,381	8,588	8,380	-	24,349
2012	7,873	10,333	7,444	-	25,650

	Matrix	Sapiens	Magic	Insync	Total

Investments in segment assets:
2014	3,848	-	161	29	4,038
2013	3,577	2,794	497	-	6,868
2012	3,157	1,327	510	-	4,994

Schedule Of Supplemental Financial Information Reconciliation [Table Text Block]
The following table presents reconciliation, between the data concerning revenues, assets and liabilities appearing in the individual operating segments' financial statements and the corresponding data appearing in the Company's consolidated financial statements:

	Year ended December 31,
	2012	2013	2014

Revenues:
Revenues as above	$743,671	$797,031	$636,702
Less inter-segment transactions	(690)	(1,150)	(285)

Revenues as per statements of operations	$742,981	$795,881	$636,417

	December 31,
	2013	2014
Identifiable assets:
Total assets of operating segments	$685,564	$908,578
Assets not identifiable to a particular segment	186,231	212,161
Elimination of inter-segment assets and other	-	-

Total assets as per consolidated balance sheets	871,795	1,120,739

Identifiable liabilities:
Total liabilities of operating segments	249,889	258,733
Liabilities not identifiable to a particular segment	145,751	207,439
Elimination of inter-segment liabilities and other	-	-

Total liabilities as per consolidated balance sheets	$395,640	466,172

Schedule Of Segment Reporting Information By Segment Long Lived Assets [Table Text Block]
Geographical information:

1.	The Company's long-lived assets are located as follows:

	December 31,
	2013	2014

Israel	$18,018	$18,204
United States	439	451
Europe	682	1,098
Japan	209	109
Other	60	17

Total	$19,408	$19,879

Schedule Of Segment Reporting Information By Segment Revenue [Table Text Block]
Revenues:

The Company’s revenues classified by geographic area (based on the location of customers) are as follows:

	Year ended December 31,
	2012	2013	2014

Israel	$499,025	$526,179	$531,193
International:
United States	137,298	155,002	87,270
Europe	74,126	84,864	14,576
Other	32,532	29,836	3,378

Total	$742,981	$795,881	$636,417

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Earnings per share:

The following table presents the computation of basic and diluted net earnings per share for the Company:

	Year ended December 31,
	2012	2013	2014

Numerator:
Net income basic earnings per share - income available to shareholders	$23,373	$80,687	$80,833

Amount for diluted earnings per share - income available to shareholders	23,373	80,687	$80,833

Weighted average shares outstanding
Denominator for basic net earnings per share	13,596	13,725	13,929
Effect of dilutive securities	194	398	479

Denominator for diluted net earnings per share	13,790	14,123	14,408

Basic net earnings per share	1.73	5.88	5.80

Diluted net earnings per share	$1.67	$5.68	5.59